Intangible Assets - Aggregate Amortizations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
2016	$ 14,125
2017	13,389
2018	13,389
2019	11,624
2020	7,859
2021 and thereafter	4,359
Total	$ 64,745	$ 74,055	$ 119,405